Dividends - Summary of Proposed Final Dividend (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Dividend for fiscal year twenty eighteen [member]
Disclosure of proposed dividend [line items]
Proposed final dividend	¥ 4,100	¥ 1,591